                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of form before preparing form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:
         The Diversified Investors Funds Group II



--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                      [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-07495

         Securities Act File Number:       333-00295

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2003

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $ 1,848,693,367
                                                                                                   -------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      1,022,837,267
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  0
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                     -$ 1,022,837,267
                    Items 5(ii) and 5(iii):                                                        -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i):                                                                        $   825,856,100
                                                                                                   -------------


  (vi)              Redemption credits available for use in         $                   0
                    future years -- if Item 5(i) is less than         -------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 X       .0001267
                    (See Instruction C.9):                                                         -------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] enter "0" (if no fee is due):                                  =$       104,636
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$            0
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$       104,636
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 12, 2004


         Method of Delivery:
                 [X]   Wire Transfer
                 [ ]   Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)(1)          /s/ ROBERT F. COLBY
                                  -----------------------------
                                   SECRETARY

Date       March 12, 2004
    ---------------------------

(1)Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the period ended December 31, 2003


                                           98256             98257           98258                   98740              98745
                                           SHORT          INTERMEDIATE  LONG/INTERMEDIATE          SHORT/INT            LONG
SAFS                                      HORIZON           HORIZON         HORIZON                HORIZON            HORIZON
 Proceeds from  issuance of shares       73,792,701        215,031,896         177,723,218        46,037,805         110,261,837
Proceeds from dividends reinvested        5,783,224          8,108,969           6,518,868         2,587,767           2,120,876
                                     ---------------------------------------------------------------------------------------------
Aggregate securities sold                79,575,925        223,140,865         184,242,085        48,625,572         112,382,713

 Value of shares redeemed                45,987,823         91,084,705          72,767,472        19,950,698          47,886,125
                                     ---------------------------------------------------------------------------------------------
Net Change                               33,588,101        132,056,161         111,474,613        28,674,874          64,496,588
                                     ---------------------------------------------------------------------------------------------
12/31/02 Cash Flow                           -                  -                   -                 -                   -
                                     ---------------------------------------------------------------------------------------------
Net Change                               33,588,101        132,056,161         111,474,613        28,674,874          64,496,588
                                     =============================================================================================



Calculation of Fee:
Total change                          $370,290,338
                                     -------------------------
Calculation @ .0001267 per SEC        $  46,915.79
                                     =========================



Per Fund                                  4,255.61          16,731.52           14,123.83          3,633.11            8,171.72


                                         TOTAL
SAFS                                     -----
 Proceeds from  issuance of shares          622,847,456
Proceeds from dividends reinvested           25,119,705
                                     -------------------
Aggregate securities sold                   647,967,161

 Value of shares redeemed                   277,676,823
                                     -------------------
Net Change                                  370,290,338
                                     -------------------
12/31/02 Cash Flow                                    0
                                     -------------------
Net Change                                  370,290,338
                                     ===================
                                            370,290,338


Calculation of Fee:
Total change                               $370,290,338
                                     -------------------------
Calculation @ .0001267 per SEC            $  46,915.79
                                     =========================



Per Fund                                     46,915.79

24F2 Fees
Diversified Institutional Funds Group
For the period ended December 31, 2003


                                                                  98988                98987                98986
                                                                                        High             Intermediate
                                                                  Money                Quality            Government
                                                                  Market                Bond                 Bond

Proceeds from  issuance of shares                              503,402,961          53,279,720             7,499,873
Proceeds from dividends reinvested                               1,052,548           1,684,605               742,981
                                                    ------------------------------------------------------------------------
Aggregate securities sold                                      504,455,509          54,964,326             8,242,853

Value of shares redeemed                                       472,063,319          14,410,580            19,223,120
                                                    ------------------------------------------------------------------------
Net Change                                                      32,392,190          40,553,745           (10,980,267)
                                                    ========================================================================
12/31/02 Cash Flow                                                 (70,953)           (145,383)              (72,433)
                                                    ------------------------------------------------------------------------
Net Change                                                      32,321,237          40,408,362           (11,052,700)
                                                    ========================================================================

Calculation of Fee:
Total change                                                  $455,565,762
                                                    -----------------------
Per SEC .0001267                                               $ 57,720.18
                                                    =======================



Per Fund                                                        $ 4,095.10          $ 5,119.74           $ (1,400.38)












                                                            98985                98984               98983

                                                            Core Bond                                 Value &
                                                               Fund              Balanced              Income

Proceeds from  issuance of shares                         103,966,680           2,170,969           74,963,735
Proceeds from dividends reinvested                          5,210,602             325,099            2,113,177
                                                    -------------------------------------------------------------
Aggregate securities sold                                 109,177,282           2,496,069           77,076,912

Value of shares redeemed                                   25,792,643           7,388,376           24,160,517
                                                    -------------------------------------------------------------
Net Change                                                 83,384,639          (4,892,307)          52,916,395
                                                    =============================================================
12/31/02 Cash Flow                                             36,203             (30,067)            (113,457)
                                                    -------------------------------------------------------------
Net Change                                                 83,420,842          (4,922,374)          52,802,938
                                                    =============================================================

Calculation of Fee:
Total change

Per SEC .0001267




Per Fund                                                  $ 10,569.42           $ (623.66)          $ 6,690.13






                                                          98956              98955              98957

                                                          Growth &            Equity            Special
                                                           Income             Growth            Equity

Proceeds from  issuance of shares                      21,778,436        146,223,774        57,861,734
Proceeds from dividends reinvested                        312,248            117,075                 0
                                                    ----------------------------------------------------
Aggregate securities sold                              22,090,684        146,340,849        57,861,734

Value of shares redeemed                                7,642,220         40,004,544        64,512,250
                                                    ----------------------------------------------------
Net Change                                             14,448,464        106,336,305        (6,650,516)
                                                    ====================================================
12/31/02 Cash Flow                                       (106,321)           149,944          (109,330)
                                                    ----------------------------------------------------
Net Change                                             14,342,143        106,486,249        (6,759,846)
                                                    ====================================================

Calculation of Fee:
Total change

Per SEC .0001267




Per Fund                                               $ 1,817.15        $ 13,491.81         $ (856.47)






                                                             98998              98997               98996

                                                         Aggressive        High Yield           International
                                                           Equity              Bond                 Equity

Proceeds from  issuance of shares                         10,079,233         8,407,403            42,300,898
Proceeds from dividends reinvested                                 0         1,826,919             1,325,908
                                                    ----------------------------------------------------------
Aggregate securities sold                                 10,079,233        10,234,322            43,626,806

Value of shares redeemed                                  10,621,368        11,785,201            12,321,120
                                                    ----------------------------------------------------------
Net Change                                                  (542,135)       (1,550,879)           31,305,685
                                                    ==========================================================
12/31/02 Cash Flow                                           (28,313)          (29,334)              (56,369)
                                                    ---------------------------------------------------------
Net Change                                                  (570,448)       (1,580,213)           31,249,316
                                                    ==========================================================

Calculation of Fee:
Total change

Per SEC .0001267




Per Fund                                                    $ (72.28)        $ (200.21)           $ 3,959.29






                                                          98995                 98297                 98307

                                                           Stock                Mid-Cap               Mid-Cap
                                                           Index                 Value                Growth

Proceeds from  issuance of shares                       98,630,874            24,049,049            13,204,242
Proceeds from dividends reinvested                       3,681,454             1,629,220                     0
                                                -----------------------------------------------------------------
Aggregate securities sold                              102,312,328            25,678,269            13,204,242

Value of shares redeemed                                20,215,731            10,919,261             2,910,259
                                                -----------------------------------------------------------------
Net Change                                              82,096,597            14,759,008            10,293,984
                                                =================================================================
12/31/02 Cash Flow                                        (122,549)              (10,065)              (19,027)

Net Change                                              81,974,048            14,748,943            10,274,957
                                                =================================================================

Calculation of Fee:
Total change

Per SEC .0001267




Per Fund                                               $ 10,386.11            $ 1,868.69            $ 1,301.84








                                                    98037                 98057

                                                   Small-Cap             Small-Cap
                                                     Value                Growth                TOTAL

Proceeds from  issuance of shares                  7,127,858             5,503,564        1,180,451,003
Proceeds from dividends reinvested                   160,686                92,681           20,275,203
                                              ----------------------------------------
Aggregate securities sold                          7,288,544             5,596,245        1,200,726,206

Value of shares redeemed                             333,795               128,685          744,432,990
                                              ----------------------------------------------------------
Net Change                                         6,954,749             5,467,560          456,293,216
                                              ==========================================================
12/31/02 Cash Flow                                         -                     -             (727,454)

Net Change                                         6,954,749             5,467,560          455,565,762
                                              ==========================================================
                                                                                            455,565,762
Calculation of Fee:
Total change

Per SEC .0001267




Per Fund                                            $ 881.17              $ 692.74          $ 57,720.18